Loans (Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	$ 39,716	$ 38,205
Unpaid balance	48,686	49,941
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	16,063	5,044
Unpaid balance	18,573	5,813
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	19,929	32,553
Unpaid balance	25,504	43,246
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	3,672	598
Unpaid balance	4,533	868
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	52	10
Unpaid balance	$ 76	$ 14